Accounts, other receivables, and customer advance	6 Months Ended
Feb. 28, 2022
Accounts, other receivables, and customer advance

6.	Accounts, other receivables, and customer advance

(a)	Accounts and other receivables

The Company’s accounts and other receivables are comprised of the following:

	February 28, 2022	August 31, 2021
	$	$

Trade accounts receivable	9,446,028	9,677,725
Other receivables	50,112	53,387
Allowance for doubtful accounts	(1,084,305)	(1,084,305)
	8,411,835	8,646,807

A continuity of the Company’s allowance for doubtful accounts is as follows:

	2022	2021
	$	$

Balance, August 31,	(1,084,305)	(874,438)
Provision, bad debt expense	-	(72,636)
Write-offs	-	2,250
Balance, February 28,	(1,084,305)	(944,824)

(b)	Publisher advance

On February 7, 2021, the Company’s subsidiary Frankly Media LLC, amended its commercial agreement with its largest publisher, which secured a long-term extension. The contract is expected to go through early calendar year 2023. One of the key terms of the amended agreement required the Company to advance $6 million of revenue sharing payments to the publisher under the following schedule:

(i)	$4 million within one day of execution of the amendment;
(ii)	$1 million on or before February 28, 2021; and
(iii)	$1 million on or before March 31, 2021.

The advance is to be recouped through additional withholding on future advertising revenue share payments made to the publisher, beyond Frankly’s share, and is effective for amounts billed for periods February 1, 2021, forward.

As of February 28, 2022, $6 million had been advanced to the publisher and $2,992,108 had been recouped through the process explained above. As of February 28, 2022, a net amount of $3,007,892 was outstanding on the advance.

The breakout of the publisher advance into current and non-current portions is based on an estimate of advertising billings over the next twelve months and the resulting additional withholding on the related advertising revenue share payments.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)